Subsequent Events	12 Months Ended
May 31, 2019
Subsequent Events [Abstract]
Subsequent Events
28.	SUBSEQUENT EVENTS
On June 21, 2019, the Board of Directors of the Company passed a resolution to invest in VM EDU Fund I, L.P. (the “VC Fund”), a market-driven investment entity, and proposed to make capital commitment of US$100 million to the VC Fund as a limited partner. The Group has paid US$42 million in July 2019.
On July 5, 2019, the Board of Directors of the Company passed a resolution to subscribe 11.25% equity interests in Happy Seed (Cayman) Limited (“Happy Seed”), a company providing on-line education services for mathematics thinking, for a total cash consideration of US$18,000. The Group paid US$10,000 in August 2019.
On August 16, 2019, the Group entered into a purchase agreement with Tianjin Qiancheng Xiangyu Technology Limited Partnership to acquire its 49% equity interest in Dongfang Youbo for a cash consideration of approximately US$13,000. Dongfang Youbo is a subsidiary of the VIEs in the Group. Upon the completion of the acquisition, Dongfang Youbo is wholly owned by the Group. The Group is in the process of assessing the accounting.